Commitments, Contingent Liabilities and Other - Changes in Company's Estimated Warranty Liability (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Schedule Of Product Warranty Liability [Line Items]
Balance, beginning of year	$ 11,161	$ 12,166
Payments and other adjustments made during the year	(4,560)	(3,948)
Warranties issued during the year	7,701	3,045
Adjustments made for pre-existing warranties	(123)	(102)
Balance, end of year	$ 14,179	$ 11,161